CitiFunds Trust III Legg Mason Partners Municipal Funds Smith Barney Money Funds, Inc. Smith Barney Municipal Money Market Fund, Inc.	Rule 497(e) File Nos. 2-91556 and 811-4052 File Nos. 2-99861 and 811-04395 File Nos. 2-51301 and 811-2490 File Nos. 2-69938 and 811-3112

Supplement Dated November 20, 2006

to the Prospectuses and Statements of Additional Information

of

CitiFunds Trust III

SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO

Dated December 31, 2005

Legg Mason Partners Municipal Funds

CALIFORNIA MONEY MARKET PORTFOLIO

MASSACHUSETTS MONEY MARKET PORTFOLIO

NEW YORK MONEY MARKET PORTFOLIO

Dated August 1, 2006

Smith Barney Money Funds, Inc.

CASH PORTFOLIO

GOVERNMENT PORTFOLIO

Dated May 1, 2006

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Dated August 1, 2006

Class A Shares

Effective November 20, 2006, the initial investment minimum for Class A shares will be reduced from $1,000 to $500. Funds transferred automatically from cash held in a brokerage account opened with a Service Agent will be subject to different investment minimums. For more information, please contact your Service Agent.

Class Y (to be renamed Class I shares)

Effective November 20, 2006, Class Y shares will be renamed Class I shares and will be offered only to Institutional Investors who meet the $1,000,000 minimum initial investment requirement, clients of Eligible Financial Intermediaries, and other investors as authorized by Legg Mason Investor Services, LLC. However, investors that held Class Y shares prior to that date will be permitted to make additional investments in Class I shares. Class I shares are purchased at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed.

This information supplements and supersedes any contrary information contained in the Prospectuses and Statements of Additional Information (“SAI”) of each fund listed above.

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“Smith Barney” and “Citi” are service marks of Citigroup Inc., licensed for use by Legg Mason, Inc. as the name of funds and an investment adviser. Legg Mason and its affiliates, as well as the fund’s investment manager, are not affiliated with Citigroup.

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